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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07562
Invesco New York Quality Municipal Securities

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)     (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/10

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX
Item 1. Schedule of Investments.

Invesco New York Quality Municipal Securities
Quarterly Schedule of Portfolio Holdings July 31, 2010
invesco.com/us           MS-CE-NYQMS-QTR-1 07/10            Invesco Advisers, Inc.

Schedule of Investments
July 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations (142.5%)
Guam (0.5%)
Guam Power Authority, Ser 2010 A	5.50%	10/01/40	$200	$198,440
Territory of Guam Section 30, Ser A	5.625	12/01/29	110	113,374

				311,814

New York (134.7%)
Albany County Airport Authority, Ser 2010 A (AGM Insd) (a)	5.00	12/15/25	1,000	1,065,580
Brooklyn Arena Local Development Corp., Ser 2009 (b)	0.00	07/15/34	1,615	346,805
Brooklyn Arena Local Development Corp., Ser 2009	6.25	07/15/40	200	205,260
Brooklyn Arena Local Development Corp., Ser 2009	6.375	07/15/43	200	206,002
Chautauqua County Industrial Development Agency, Dunkirk Power Project	5.875	04/01/42	450	463,635
City of New York, 2009 Subser A-1 (c)	5.25	08/15/27	1,140	1,251,116
City of New York, 2009 Subser A-1 (c)	5.25	08/15/28	1,140	1,245,347
City of New York, Ser 1993 A-10 (d),(e),(f)	0.23	08/01/16	180	180,000
City of New York, Ser 1993 E-4 (d),(e),(f)	0.28	08/01/22	1,000	1,000,000
City of New York, Ser 1993 E-5 (d),(e),(f)	0.26	08/01/10	100	100,000
City of New York, Ser 2005 E-2 (d),(e),(f)	0.25	08/01/34	600	600,000
City of New York, Ser 2008 F1	5.50	11/15/28	750	840,480
City of New York, Subser 2008 G-1	6.25	12/15/35	400	469,684
City of New York, Subser 2009 I-1	5.25	04/01/32	900	982,368
City of Troy Capital Resource Corp., Rensselaer Polytechnic Ser 2010 A	5.00	09/01/30	500	515,570
County of Nassau, Ser 2009 (AGC Insd) (a)	5.00	10/01/27	545	601,424
Essex County Industrial Development Agency, Ser A (AMT)	5.20	12/01/23	500	491,010
Hempstead Town Industrial Development Agency, Adelphi University Civic Facilities	5.50	06/01/32	395	400,818
Long Island Power Authority, Ser 2006 B	5.00	12/01/35	1,000	1,026,130
Long Island Power Authority, Ser A	5.75	04/01/39	635	701,732
Madison County Industrial Development Agency, Colgate University Project Ser 2003 B	5.00	07/01/33	1,000	1,020,900
Madison County Industrial Development Agency, Oneida Health Systems Inc.	5.50	02/01/32	250	229,645
Metropolitan Transportation Authority, Dedicated Tax Refg Ser 2002 A (AGM Insd) (a)	5.25	11/15/24	1,000	1,066,330
Metropolitan Transportation Authority, Dedicated Tax Ser 2009 B	5.00	11/15/34	500	527,525
Montgomery County Industrial Development Agency, Hamilton Fulton Montgomery Ser 2005 A (XLCA Insd) (a)	5.00	07/01/34	1,000	906,740
Nassau County Industrial Development Agency, Ser A	5.875	01/01/18	500	504,965
Nassau County Sewer & Storm Water Finance Authority, 2004 Ser B (NATL-RE Insd) (a)	5.00	10/01/22	500	526,755
Nassau County Sewer & Storm Water Finance Authority, 2004 Ser B (NATL-RE Insd) (a)	5.00	10/01/23	500	524,090
Nassau County Tobacco Settlement Corp., Ser 2006	5.25	06/01/26	1,000	952,390
New York City Health & Hospital Corp., 2003 Ser B (AMBAC Insd) (a)	5.25	02/15/21	2,000	2,157,240
New York City Industrial Development Agency, 7 World Trade Center, LLC Ser 2005 A	6.25	03/01/15	450	450,625
New York City Industrial Development Agency, IAC/Interactive Corp., Ser 2005	5.00	09/01/35	545	496,277
New York City Industrial Development Agency, New York Stock Exchange Refg Ser 2009	5.00	05/01/25	500	530,330
New York City Industrial Development Agency, Polytechnic University Refg Ser 2007 (ACA Insd) (a)	5.25	11/01/37	500	463,165
New York City Industrial Development Agency, Queens Baseball Stadium Ser 2006 (AMBAC Insd) (a)	5.00	01/01/46	1,750	1,545,145
New York City Industrial Development Agency, Staten Island University Hospital	6.375	07/01/31	445	448,596
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
1            Invesco New York Quality Municipal Securities

Schedule of Investments
July 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York City Industrial Development Agency, Terminal One Group Association Ser 2005 (AMT)	5.50%	01/01/24	$2,000	$2,053,560
New York City Industrial Development Agency, Yankee Stadium Ser 2006 (FGIC Insd) (a)	5.00	03/01/46	1,000	962,820
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Ser 2009 FF	5.50	06/15/40	1,500	1,678,515
New York City Transitional Finance Authority, 2004 Ser C (NATL-RE Insd) (a)	5.00	02/01/21	500	550,270
New York City Transitional Finance Authority, 2010 Subser A-1 (c)	5.00	05/01/28	625	682,313
New York City Transitional Finance Authority, 2010 Subser A-1 (c)	5.00	05/01/29	500	543,130
New York City Transitional Finance Authority, 2010 Subser A-1 (c)	5.00	05/01/30	500	539,275
New York City Transitional Finance Authority, Building Aid, Ser 2009 S-3	5.25	01/15/27	500	550,495
New York City Transitional Finance Authority, Building Aid, Ser 2009 S-3	5.25	01/15/39	500	535,940
New York City Transitional Finance Authority, Future Tax Secured, Ser 2003 D (NATL-RE Insd) (a)	5.25	02/01/13	115	128,686
New York City Transitional Finance Authority, Future tax Secured, Ser 2003 D (NATL-RE Insd) (a)	5.25	02/01/21	885	964,552
New York City Transitional Finance Authority, Ser 2009 2	6.00	07/15/33	300	343,845
New York City Trust for Cultural Resources, American Museum National History Ser 2004 A (NATL-RE Insd) (a)	5.00	07/01/36	500	518,285
New York City Trust for Cultural Resources, The Museum of Modern Art, Refg Ser 2008-1 A (c)	5.00	04/01/28	2,250	2,459,453
New York Counties Tobacco Trust IV, Ser 2005 A	5.00	06/01/45	1,000	750,460
New York Liberty Development Corp., Ser 2010 3	6.375	07/15/49	555	581,668
New York Mortgage Agency, Homeowner Ser 143 (AMT)	4.90	10/01/37	975	949,231
New York State Dormitory Authority, Brooklyn Law School Ser 2009	5.75	07/01/33	540	587,255
New York State Dormitory Authority, Cornell University — Ser 2009 A (c)	5.00	07/01/35	3,990	4,195,086
New York State Dormitory Authority, Court Facilities Lease Ser 2005 A (AMBAC Insd) (a)	5.50	05/15/27	700	792,918
New York State Dormitory Authority, Court Facilities Lease Ser 2005 A (AMBAC Insd) (a)	5.50	05/15/31	445	490,937
New York State Dormitory Authority, Department of Health Ser 2004	5.00	07/01/23	1,000	1,045,700
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center 2003 Ser I	5.00	07/01/34	1,000	1,016,780
New York State Dormitory Authority, Mental Health Services Facilities Improvement Ser A (AGM Insd) (a)	5.00	02/15/27	500	534,755
New York State Dormitory Authority, Montefiore Hospital — FHA Insured Mtge Ser 2004 (NATL-RE & FGIC Insd) (a)	5.00	08/01/29	2,000	2,043,200
New York State Dormitory Authority, New York School District Ser 2008 D (AGC Insd) (a)	5.75	10/01/24	500	569,970
New York State Dormitory Authority, New York School District Ser 2009 C (AGC Insd) (a)	5.00	10/01/24	500	550,740
New York State Dormitory Authority, New York School District, Ser 2009 C (AGC Insd) (a)	5.125	07/01/39	400	419,084
New York State Dormitory Authority, New York School Districts 2003 Ser A	5.25	07/01/20	1,795	1,943,249
New York State Dormitory Authority, New York University Ser 1 (CR) (BHAC & AMBAC Insd) (a)	5.50	07/01/31	285	331,084
New York State Dormitory Authority, New York University Ser 2001 1 (AMBAC Insd) (a)	5.50	07/01/31	500	599,245
New York State Dormitory Authority, New York University Ser 2008	5.00	07/01/38	470	492,189
New York State Dormitory Authority, Orange Regional Medical Center Ser 2008	6.125	12/01/29	375	379,474
New York State Dormitory Authority, Ser B (AGC Insd) (a)	5.00	07/01/33	500	527,385
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2            Invesco New York Quality Municipal Securities

Schedule of Investments
July 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York State Dormitory Authority, St Josephs College Ser 2010	5.25%	07/01/35	$500	$507,705
New York State Dormitory Authority, Winthrop South Nassau University Health Ser 2003 B	5.50	07/01/23	750	767,700
New York State Energy Research & Development Authority, Ser 1993 (d),(e),(f)	11.972	04/01/20	1,500	1,557,150
New York State Environmental Facilities Corp., Ser 2010 C	5.00	10/15/39	400	429,564
New York State Environmental Facilities Corp., State Clean Water and Drinking Water, Ser 2009 A (c)	5.13	06/15/38	3,700	3,945,569
New York State Local Government Services Corp., Ser 1993 C	5.50	04/01/17	2,000	2,396,560
New York State Thruway Authority, Personal Income Tax Transportation Ser 2009 A	5.00	03/15/25	410	457,367
New York State Urban Development Corp., Service Contract Ref Ser 2008 B	5.25	01/01/24	750	820,260
Niagara Falls City School District, Ser 2005 (COP) (AGM Insd) (a)	5.00	06/15/28	1,000	1,009,410
Niagara Falls Public Water Authority, Ser 2005 (XLCA Insd) (a)	5.00	07/15/26	1,000	1,018,860
North Syracuse Central School District, Onondaga County Ref Ser 2009 A (NATL-RE & FGIC Insd) (a)	5.00	06/15/23	940	1,071,995
Oneida County Industrial Development Agency, St. Elizabeth Medical Center, Ser A	5.875	12/01/29	475	454,100
Onondaga Civic Development Corp., Le Moyne College Project Ser 2010	5.375	07/01/40	485	488,870
Sales Tax Asset Receivable Corp., Ser 2005 A (AMBAC Insd) (a)	5.00	10/15/29	1,500	1,601,490
Seneca County Industrial Development Agency, Seneca Meadows, Inc. Ser 2008 (AMT)	6.625	10/01/35	380	382,896
Suffolk County Industrial Development Agency, Jeffersons Ferry Ser 2006	5.00	11/01/28	1,000	931,870
Tobacco Settlement Financing Corp., State Contingency Ser 2003 B-1C	5.50	06/01/21	1,000	1,095,080
Town of Hempstead Local Development Corp., Molloy College, Ser 2009	5.75	07/01/39	460	485,240
Triborough Bridge & Tunnel Authority, Refg Ser 2002 E (NATL-RE Insd) (c),(a)	5.00	11/15/32	1,000	1,044,610
Triborough Bridge & Tunnel Authority, Ser 2003 A (AMBAC Insd) (a)	5.00	11/15/28	1,500	1,557,000
Trust for Cultural Resources, Carnegie Hall Ser A	5.00	12/01/39	380	391,552
Trust for Cultural Resources, Wildlife Conservation Society Ser 2004 (NATL-RE & FGIC Insd) (a)	5.00	02/01/34	1,000	1,040,510
TSASC, Inc., Tobacco Settlement Ser 2006-1	5.125	06/01/42	425	342,949
United Nations Development Corp., Ser 2009 A	5.00	07/01/26	815	873,085
Westchester Tobacco Asset Securitization, Ser 2005	5.125	06/01/45	1,000	760,570
Willsboro Central School District, Essex County Refg Ser 2002 (NATL-RE & FGIC Insd) (a)	5.75	06/15/27	660	676,348
Willsboro Central School District, Essex County Refg Ser 2002 (NATL-RE & FGIC Insd) (a)	5.75	06/15/28	610	624,683

				83,088,221

Puerto Rico (6.0%)
Commonwealth of Puerto Rico, Public Impr Refg Ser 1999	5.25	07/01/16	1,000	1,080,860
Puerto Rico Commonwealth Infrastructure Financing Authority, Ser 2005 C (AMBAC Insd) (a)	5.50	07/01/27	300	317,859
Puerto Rico Electric Power Authority, Power Ser DD (AGM Insd) (a)	4.50	07/01/19	345	345,317
Puerto Rico Electric Power Authority, Ser WW	5.25	07/01/33	600	606,360
Puerto Rico Sales Tax Financing Corp., Ser 2009 A	5.00	08/01/11	275	288,145
Puerto Rico Sales Tax Financing Corp., Ser 2010 A (g)	0.00	08/01/19	415	274,518
Puerto Rico Sales Tax Financing Corp., Ser 2010 A (b)	0.00	08/01/34	1,000	219,370
Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.375	08/01/39	235	238,492
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3            Invesco New York Quality Municipal Securities

Schedule of Investments
July 31, 2010 (unaudited)

				Principal
	Interest	Maturity		Amount
	Rate	Date		(000)	Value

Puerto Rico Sales Tax Financing Corp., Ser 2010 C	5.25	08/01/41		325	326,632

					3,697,553

Virgin Islands (1.3%)
Virgin Islands Public Finance Authority, Matching Fund Loan Diago A	6.625	10/01/29		280	315,529
Virgin Islands Public Finance Authority, Matching Fund Loan Note-Senior Lien A	5.00%	10/01/29		$500	$498,440

					813,969

Total Municipal Obligations (Cost $85,480,098)					87,911,557

Total Investments (Cost $85,480,098)			142.5%		87,911,557

Other Assets Less Liabilities			(2.0)		(1,228,668)
Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
Notes with interest rates ranging from 0.27% to 0.28% at 07/31/10 and contractual maturities of collateral ranging from 08/15/27 to 06/15/38 (h)			(15.7)		(9,683,934)
Preferred Shares of Beneficial Interest			(24.8)		(15,301,224)

Net Assets Applicable to Common Shareholders			100.0%		$61,697,731

Investment Abbreviations:

ACA	ACA Financial Guaranty Corporation.

AGC	Assured Guaranty Corporation.

AGM	Assured Guaranty Municipal Corporation.

AMBAC	AMBAC Assurance Corporation.

AMT	Alternative Minimum Tax.

BHAC	Berkshire Hathaway Assurance Corporation.

COP	Certificates of Participation.

CR	Custodial Receipts.

FGIC	Financial Guaranty Insurance Company.

FHA	Federal Housing Administration.

NATL-RE	National Public Finance Guarantee Corporation.

XLCA	XL Capital Assurance Inc.

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Capital appreciation bond.

(c)	Underlying security related to inverse floater entered into by the Trust.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2010.

(e)	Security is considered a cash equivalent.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Security is a “step-up” bond where the coupon increases on a predetermined future date.

(h)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at July 31, 2010. At July 31, 2010, the Fund’s investments with a value of $15,905,898 are held by the Dealer Trusts and serve as collateral for the $9,683,934 in floating rate note and dealer trust obligations outstanding at that date.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4            Invesco New York Quality Municipal Securities

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund may enter into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses
Invesco New York Quality Municipal Securities

related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended July 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$87,911,557	$—	$87,911,557

NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,540,854
Aggregate unrealized (depreciation) of investment securities	(1,105,762)

Net unrealized appreciation of investment securities	$2,435,092

Cost of investments for tax purposes is $85,476,465.
Invesco New York Quality Municipal Securities

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco New York Quality Municipal Securities

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: September 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.